Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Jun. 07, 2012
Supplement [Text Block]	ric5_SupplementTextBlock
RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-STRATEGY ALTERNATIVE FUND
Supplement dated August 1, 2012 to
PROSPECTUS DATED JUNE 7, 2012
RISK/RETURN SUMMARY:
(i) PRINCIPAL INVESTMENT STRATEGIES: The following information is added to the sub-section entitled "Principal Investment Strategies of the Fund" in the Risk/Return Summary section in the Prospectus listed above:
The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.
(ii) PRINCIPAL RISKS: The following risk factor is added to the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section in the Prospectus listed above:

  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Russell Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric5_SupplementTextBlock
RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-STRATEGY ALTERNATIVE FUND
Supplement dated August 1, 2012 to
PROSPECTUS DATED JUNE 7, 2012
RISK/RETURN SUMMARY:
(i) PRINCIPAL INVESTMENT STRATEGIES: The following information is added to the sub-section entitled "Principal Investment Strategies of the Fund" in the Risk/Return Summary section in the Prospectus listed above:
The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.
(ii) PRINCIPAL RISKS: The following risk factor is added to the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section in the Prospectus listed above:

  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.